Share-based Payments - Schedule of Terms and Conditions of ACTW Option Plan (Detail) - Employee Stock Option Plan 2014 [Member] - ACTW Option Plan [Member] Number in Thousands	12 Months Ended
Dec. 31, 2018 Number $ / shares
Disclosure of terms and conditions relating to employee stock option plan [Line Items]
Grant date	Sep. 1, 2014
Total number of options issued (units) | Number	20
Contractual life of options	Sep.1, 2014 - Aug. 31, 2019
Exercisable period	After Aug. 31, 2016
Exercise price (per share) | $ / shares	$ 10